SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 1,342,000	$ 780,000
Property and equipment	(74,000)	(9,000)
Financing fees	216,000	38,000
Total gross deferred tax assets	1,484,000	809,000
Deferred tax assets valuation allowance	(1,484,000)	(809,000)
Net deferred tax assets